Financial instruments and related disclosures - Fair Values of Derivatives Held (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	167,000,000	160,000,000
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	13,981,000,000	10,719,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Interest rate swap contract [member] | Cash Flow Hedges [member] | Non Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	0	1,996
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	167	160
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	7,197	5,469
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	5,908	9,728